Statements of cash flows - Summary of Adjustments from Financing Activities (Parenthetical) (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of reconciliation of liabilities arising from financing activities [abstract]
Lease liabilities	₩ 235,215	₩ 189,660